3. Trademarks	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Trademarks
3.	INTELLECTUAL PROPERTY

Intellectual Property consist of the following:

Intellectual Property at September 30, 2016	$22,592
Intellectual Property purchased at cost	7,493
Intellectual Property at September 30, 2017	30,085
Intellectual Property purchased at cost	14,206
Intellectual Property at June 30, 2018	$44,291

Trademarks consist of the following:

Trademarks at September 30, 2015	$20,174
Trademarks purchased at cost	2,418
Trademarks at September 30, 2016	22,592
Trademarks purchased at cost	7,493
Trademarks at September 30, 2017	$30,085